World Omni Auto Receivables Trust 2012-B Monthly Servicer Certificate October 31, 2012	Exhibit 99.1

Dates Covered
Collections Period	10/05/12 - 10/31/12
Interest Accrual Period	10/24/12 - 11/14/12
30/360 Days	21
Actual/360 Days	22
Distribution Date	11/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	699,598,144.55	38,507
Original Yield Supplement Overcollateralization Amount	14,818,562.80	0

Aggregate Starting Principal Balance	714,416,707.35	38,507
Principal Payments	18,541,902.69	465
Defaulted Receivables	0.00	0
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/12	14,353,893.31	0

Pool Balance at 10/31/12	681,520,911.35	38,042

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507
Delinquent Receivables:
Past Due 31-60 days	4,473,837.43	436
Past Due 61-90 days	0.00	0
Past Due 91 + days	0.00	0

Total	4,473,837.43	436

Total 31+ Delinquent as % Ending Pool Balance	0.66%

Recoveries	-288.75

Aggregate Net Losses/(Gains) - October 2012	288.75

Overcollateralization Target Amount	30,668,441.01
Actual Overcollateralization	17,230,702.91

Weighted Average APR	4.16%
Weighted Average APR, Yield Adjusted	5.11%
Weighted Average Remaining Term	58.70

Flow of Funds	$ Amount
Collections	20,244,314.63
Advances	39,518.90
Investment Earnings on Cash Accounts	542.97
Servicing Fee	(515,967.62)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	19,768,408.88

Distributions of Available Funds
(1) Class A Interest	192,749.18
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	8,868.14
(4) Second Priority Principal Distributable Amount	2,336,088.65
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	17,230,702.91
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	19,768,408.88

Servicing Fee	515,967.62
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Original Note Balance	683,857,000.00
Principal Paid	19,566,791.56
Note Balance @ 11/15/12	664,290,208.44

Class A-1
Original Note Balance	168,000,000.00
Principal Paid	19,566,791.56
Note Balance @ 11/15/12	148,433,208.44
Note Factor @ 11/15/12	88.3531003%

Class A-2
Original Note Balance	218,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	218,000,000.00
Note Factor @ 11/15/12	100.0000000%

Class A-3
Original Note Balance	176,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	176,000,000.00
Note Factor @ 11/15/12	100.0000000%

Class A-4
Original Note Balance	107,515,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	107,515,000.00
Note Factor @ 11/15/12	100.0000000%

Class B
Original Note Balance	14,342,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	14,342,000.00
Note Factor @ 11/15/12	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	201,617.32
Total Principal Paid	19,566,791.56

Total Paid	19,768,408.88

Class A-1
Coupon	0.24000%
Interest Paid	24,640.00
Principal Paid	19,566,791.56

Total Paid to A-1 Holders	19,591,431.56

Class A-2
Coupon	0.43000%
Interest Paid	54,681.67
Principal Paid	0.00

Total Paid to A-2 Holders	54,681.67

Class A-3
Coupon	0.61000%
Interest Paid	62,626.67
Principal Paid	0.00

Total Paid to A-3 Holders	62,626.67

Class A-4
Coupon	0.81000%
Interest Paid	50,800.84
Principal Paid	0.00

Total Paid to A-4 Holders	50,800.84

Class B
Coupon	1.06000%
Interest Paid	8,868.14
Principal Paid	0.00

Total Paid to B Holders	8,868.14

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2948238
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.6124022

Total Distribution Amount	28.9072260

A-1 Interest Distribution Amount	0.1466667
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	116.4689974

Total A-1 Distribution Amount	116.6156641

A-2 Interest Distribution Amount	0.2508333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.2508333

A-3 Interest Distribution Amount	0.3558334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.3558334

A-4 Interest Distribution Amount	0.4725000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.4725000

B Interest Distribution Amount	0.6183336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.6183336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	119.39
Noteholders' Principal Distributable Amount	880.61

Account Balances	$ Amount
Advances
Balance as of 10/24/12	0.00
Balance as of 10/31/12	39,518.90
Change	39,518.90

Reserve Account
Balance as of 10/24/12	1,748,995.36
Investment Earnings	51.72
Investment Earnings Paid	(51.72)
Deposit/(Withdrawal)	—
Balance as of 11/15/12	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36